Impairment	6 Months Ended
Jun. 30, 2026
Disclosure of impairment loss and reversal of impairment loss [abstract]
Impairment	5. Impairment

	2026				2025
Six months ended 30 June	Pre-tax amount US$m	Taxation US$m	Non- controlling interest US$m	Net amount US$m	Pre-tax amount US$m
Other operations – RTITQO	—	—	—	—	(122)
Aluminium – Porto Trombetas (MRN)	15	—	—	15	—
Net impairment reversals/(charges)	15	—	—	15	(122)

Allocated as:
Property, plant and equipment	—				(122)
Share of profit after tax of equity accounted units	15				—
Net impairment reversals/(charges)	15				(122)
Other operations - Rio Tinto Iron and Titanium Quebec Operations (RTITQO) and QIT
Madagascar Minerals (QMM)
In 2025, we progressed a business transformation at RTITQO in response to challenging market conditions for our products at the Sorel site, including TiO2 and metallics. This transformation, which includes the adjustment of the business footprint to projected demand, was expected to take up to 24 months to complete its core components. At 30 June 2025, we identified these conditions as an impairment trigger and performed an impairment test for the cash-generating unit which comprises the mines and processing facilities at RTITQO (in Canada) and QMM (in
Madagascar).
We expected the transformation program to result in significant improvements in operating costs, including opportunities to reduce carbon emissions and therefore carbon costs. However, for the purpose of performing the impairment test, risk adjustments were applied to reduce the forecast cash flows to reflect a market participant perspective that the value of the projected initiates may not fully deliver the expected benefit.
Using a fair value less cost of disposal methodology and discounting real-terms post-tax cash flows at an effective rate of 7.6% we determined the recoverable amount to be US$1,780 million.
This resulted in a pre-tax impairment charge during the six months ended 30 June 2025 of
US$122 million  (post-tax US$86 million) and was allocated to property, plant and equipment in
Canada.
During 2026, market conditions have remained challenging and therefore we have tested the assets again for impairment. The testing parameters were not materially different and no impairment charge or impairment reversal was identified.